Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMSTOCK FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Supplement [Text Block]	cfi_SupplementTextBlock
COMSTOCK FUNDS, INC. (the “Company”)

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Prospectus for Class AAA Shares dated August 28, 2015

On May 17, 2016, the Fund’s Board of Directors approved the renaming of Class R shares to Class I shares. Effective May 23, 2016, the following changes to the prospectus for the Class AAA shares should be noted.

COMSTOCK CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfi_SupplementTextBlock
COMSTOCK FUNDS, INC. (the “Company”)

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Prospectus for Class AAA Shares dated August 28, 2015

On May 17, 2016, the Fund’s Board of Directors approved the renaming of Class R shares to Class I shares. Effective May 23, 2016, the following changes to the prospectus for the Class AAA shares should be noted.